EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Issued Capital

Issued capital

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par	—	—	—	—
200,000,000 common shares, no par	—	—	—	—

Issued and fully paid:
24,910,916 (2017 and 2018: 24,910,916) common shares, no par	312,081	312,081	312,081	44,819